Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Major Components Of Tax Expense Income [Abstract]
Summary of Income Tax Expense (Recovery)

The following table reconciles the expected income tax expense (recovery) at the Canadian federal and provincial statutory income tax rates to the amounts recognized in the consolidated statements of loss and comprehensive loss for the years ended December 31, 2020, December 31, 2019 and ten months ended December 31, 2018:

	December 31, 2020	December 31, 2019	December 31, 2018
Loss before taxes	(206,317)	(146,307)	(56,526)
Statutory income tax rates	24.0%	26.5%	27.0%
Expected income tax recovery	(49,516)	(38,771)	(15,262)
Non-deductible share-based compensation	1,970	10,474	1,860
Non-deductible finance expense	2,130	15,981	2,304
Other non-deductible expenses	348	2,621	—
Change in tax rates	1,528	3,305	—
Deferred tax benefits not recognized	43,540	2,781	11,098
Income tax (recovery) expense	—	(3,609)	—

Summary of Deferred Tax Assets (Liabilities)

Details of the deferred tax assets (liabilities) are as follows:

	December 31, 2020	December 31, 2019
Deferred tax assets (liabilities):
Property, plant and equipment	—	(3,490)
Inventory	8,388	1,881
Biological assets	(8,388)	(7,170)
Intangible assets	—	(7,355)
Non-capital losses	—	12,769
Net deferred tax asset (liability)	—	(3,365)

Summary of Unrecognized Deductible Temporary Differences

Deferred tax assets have not been recognized for the following deductible temporary differences:

	December 31, 2020	December 31, 2019
Unrecognized deductible temporary differences:
Property, plant and equipment	36,782	—
Intangible assets	536	—
Share issue costs	11,112	16,779
Financial obligations and other	1,054	1,726
Inventory and biological assets	34,781	—
Non-capital losses	171,205	54,472
Unrecognized deductible temporary differences	255,470	72,977

Summary of Movement in Deferred Income Tax Liability

The movement in deferred income tax liability is as follows:

	December 31, 2020	December 31, 2019
Balance, beginning of year	3,365	—
Acquisition of Pathway Rx	—	3,609
Acquisition of Bridge Farm	—	4,355
Recognized in profit and loss	—	(3,609)
Recognized in other comprehensive income	(25)	27
Recognized in discontinued operations (note 5)	(225)	(1,017)
Disposition of Bridge Farm (note 5)	(3,115)	—
Balance, end of year	—	3,365